Deposits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Deposits Abstract
Maintenance deposits	R$ 1,134,389	R$ 1,000,995
Court deposits	591,177	575,917
Deposit in guarantee for lease agreements	934,204	372,114
Total	2,659,770	1,949,026
Current	380,267	191,184
Non-current	2,279,503	1,757,842
Maintenance guarantee	231,222	262,061
Maintenance reserve	R$ 903,167	R$ 738,934